Risks and Concentration (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Risks and Concentration
Accounts receivable current		¥ 367
Credit Concentration Risk [Member]
Risks and Concentration
Accounts receivable current	¥ 0	¥ 367